Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Detail) - Sales Revenue Net [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MT
Disaggregation of Revenue [Line Items]
Concentration risk percentage	10.00%	11.00%	14.00%
GI
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.00%	13.00%	13.00%
GB
Disaggregation of Revenue [Line Items]
Concentration risk percentage			13.00%
US
Disaggregation of Revenue [Line Items]
Concentration risk percentage	33.00%	32.00%	20.00%